Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities
Trade payables	$ 14,842	$ 10,580
Other payables	3,705	5,231
Accrued liabilities	7,747	9,568
Total	$ 26,294	$ 25,379